Income Taxes (Provision For Income Taxes From Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Current income tax expense:
Federal	$ 66,170	$ 46,852	$ 27,707
State	15,219	11,800	7,056
Foreign	3,550	2,879	5,098
Total current income tax expense	84,939	61,531	39,861
Deferred income tax (benefit) expense:
Federal	(18,715)	7,344	16,520
State	(4,087)	(1,919)	1,196
Deferred Foreign Income Tax Expense (Benefit)	112	0	0
Total deferred income tax (benefit) expense	(22,690)	5,425	17,716
Provision for income taxes	$ 62,249	$ 66,956	$ 57,577